Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
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Details Information About Intangible Assets

Details of intangible assets

	Software and Patents	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2021	889	695	1,584
Additions	-	956	956
Disposal	(310)	-	(310)
Reclassification	956	(956)	-
Depreciation & impairment expense	(304)	-	(304)
Translation adjustments	(19)	(54)	(72)
Net book value as of December 31, 2021	1,212	641	1,854
Gross value at end of period	3,437	641	4,078
Accumulated depreciation and impairment at end of period	(2,225)	-	(2,225)

Net book value as of January 1, 2022	1,212	641	1,854
Additions	8	-	8
Reclassification	92	-	92
Depreciation & impairment expense	(492)	-	(492)
Translation adjustments	(10)	(37)	(47)
Reclassification to assets held for sale	(697)	-	(697)
Net book value as of January 1, December 31, 2022	114	604	718
Gross value at end of period	2,357	604	2,961
Accumulated depreciation and impairment at end of period	(2,192)	-	(2,192)

Net book value as of January 1, 2023	114	604	718
Additions	-	-	-
Disposal	-	-	-
Depreciation & impairment expense	(69)	-	(69)
Translation adjustments	1	22	22
Net book value as of January 1, December 31, 2023	46	626	671
Gross value at end of period	2,352	626	2,978
Accumulated depreciation and impairment at end of period	(2,306)	-	(2,306)